HIBERNIA FUNDS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                                November 3, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: HIBERNIA FUNDS (the "Trust")
         Hibernia Capital Appreciation Fund
         Hibernia Louisiana Municipal Income Fund
         Hibernia Mid Cap Equity Fund
         Hibernia Total Return Bond Fund
         Hibernia U.S. Government Income Fund
         Hibernia Cash Reserve Fund
         Hibernia U.S. Treasury Money Market Fund
         1933 Act File No. 33-21321
         1940 ACT FILE NO. 811-5536
         -----------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated October 31, 2000, that would have been filed under Rule 497(c),do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed October 31, 2000

     If you have any questions regarding this  certification,  please call me at
(412) 288-1484.

                                          Very truly yours,



                                          /s/ Timothy S. Johnson
                                          Timothy S. Johnson
                                          Assistant Secretary